CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 17,365	$ 2,908